Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
The following table sets forth information concerning the compensation of our named executive officers (NEOs), including our principal executive officer (PEO), for each of the fiscal years ended December 31, 2021, 2022 and 2023, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on: (2)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Income ($mms)	Distributable Earnings (Loss) ($mms) (4)
2023	$3,354,032	$3,825,033	$868,714	$973,020	$100.41	$82.17	$6.03	$39.94
2022	$14,310,747	$12,093,805	$2,109,503	$1,798,969	$97.63	$71.80	$112.06	$194.35
2021	—	—	—	—	$98.68	$94.90	$170.54	$168.45

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Richard J. Mack	Jai Agarwal (a) , Michael McGillis, Kevin Cullinan (b) , Priyanka Garg and J.D. Siegel
2022	Richard J. Mack	Jai Agarwal, Michael McGillis, Kevin Cullinan, Priyanka Garg and J.D. Siegel
2021	Richard J. Mack	Michael McGillis

(a)	Mr. Agarwal was our Chief Financial Officer until his resignation, effective as of November 17, 2023.

(b)	Mr. Cullinan was our Executive Vice President—Originations until his resignation, effective as of May 8, 2024.
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows. No other adjustments are required under applicable SEC rules.

	2023
Adjustments (a)	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($3,354,032)	($700,532)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,045,616	$844,978
Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	($550,413)	($71,338)
Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	($858,747)	($129,855)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	($29,420)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$1,188,577	$190,473
TOTAL ADJUSTMENTS	$471,001	$104,306

(a)
Time-based RSU award grant date fair values were calculated using the stock price as of the date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards that were outstanding as of the end of the covered fiscal year have been adjusted using the stock price as of year-end.
The closing price of our Common Stock on the NYSE as of December 29, 2023, the last trading day of the fiscal year, was $13.63 per share.

(2)
Total shareholder return as calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on November 3, 2021 (the date our common stock began trading on the NYSE) through and including the end of the fiscal year for each year reported in the table as required by Item 402(v) of Regulation
S-K.

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Bloomberg REIT Mortgage Index (the “ Peer Group ”).
(4)
As an externally managed company, we do not maintain an incentive compensation program that enables us to disclose a “company-selected measure” within the meaning of the SEC rules. However, we have chosen to disclose information regarding Distributable Earnings (Loss), which we believe is the most important financial performance measure in evaluating our NEOs’ compensation as compared to company performance.

Distributable Earnings (Loss) is a
non-GAAP
measure used to evaluate our performance excluding the effects of certain transactions, non-cash
items and GAAP adjustments, as determined by our Manager. Distributable Earnings (Loss) is a
non-GAAP
measure, which we define as net income (loss) in accordance with GAAP, excluding
(i) non-cash
stock-based compensation expense, (ii) real estate depreciation and amortization, (iii) any unrealized gains or losses from mark-to-market
valuation changes (other than permanent impairments) that are included in net income (loss) for the applicable period,
(iv) one-time
events pursuant to changes in GAAP and (v) certain
non-cash
items, which in the judgment of our Manager, should not be included in Distributable Earnings (Loss). Pursuant to the Management Agreement, we use Core Earnings, which is substantially the same as Distributable Earnings (Loss) excluding incentive fees, to determine the incentive fees we pay our Manager.

Company Selected Measure Name	Distributable Earnings (Loss)
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2023	Richard J. Mack	Jai Agarwal (a) , Michael McGillis, Kevin Cullinan (b) , Priyanka Garg and J.D. Siegel
2022	Richard J. Mack	Jai Agarwal, Michael McGillis, Kevin Cullinan, Priyanka Garg and J.D. Siegel
2021	Richard J. Mack	Michael McGillis

(a)	Mr. Agarwal was our Chief Financial Officer until his resignation, effective as of November 17, 2023.

(b)	Mr. Cullinan was our Executive Vice President—Originations until his resignation, effective as of May 8, 2024.

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Bloomberg REIT Mortgage Index (the “ Peer Group ”).
PEO Total Compensation Amount	$ 3,354,032	$ 14,310,747	$ 0
PEO Actually Paid Compensation Amount	$ 3,825,033	12,093,805	0
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows. No other adjustments are required under applicable SEC rules.

	2023
Adjustments (a)	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($3,354,032)	($700,532)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,045,616	$844,978
Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	($550,413)	($71,338)
Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	($858,747)	($129,855)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	($29,420)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$1,188,577	$190,473
TOTAL ADJUSTMENTS	$471,001	$104,306

(a)
Time-based RSU award grant date fair values were calculated using the stock price as of the date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards that were outstanding as of the end of the covered fiscal year have been adjusted using the stock price as of year-end.
The closing price of our Common Stock on the NYSE as of December 29, 2023, the last trading day of the fiscal year, was $13.63 per share.

Non-PEO NEO Average Total Compensation Amount	$ 868,714	2,109,503	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 973,020	1,798,969	0
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows. No other adjustments are required under applicable SEC rules.

	2023
Adjustments (a)	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($3,354,032)	($700,532)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,045,616	$844,978
Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	($550,413)	($71,338)
Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	($858,747)	($129,855)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	($29,420)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$1,188,577	$190,473
TOTAL ADJUSTMENTS	$471,001	$104,306

(a)
Time-based RSU award grant date fair values were calculated using the stock price as of the date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards that were outstanding as of the end of the covered fiscal year have been adjusted using the stock price as of year-end.
The closing price of our Common Stock on the NYSE as of December 29, 2023, the last trading day of the fiscal year, was $13.63 per share.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
As mentioned above, as an externally managed company we do not maintain an incentive compensation program that contains financial performance measures related to CMTG. However, we believe the following performance measures represent the most important financial performance measures in evaluating compensation actually paid to our NEOs for the fiscal year ended December 31, 2023 related to CMTG:

•	Distributable Earnings (Loss);

•	Net Income; and

•	TSR.

Total Shareholder Return Amount	$ 100.41	97.63	98.68
Peer Group Total Shareholder Return Amount	82.17	71.8	94.9
Net Income (Loss)	$ 6,030,000.00	$ 112,060,000.00	$ 170,540,000
Company Selected Measure Amount	39,940,000	194,350,000	168,450,000
PEO Name	Richard J. Mack
Closing Price	$ 13.63
Measure:: 1
Pay vs Performance Disclosure
Name	Distributable Earnings (Loss)
Non-GAAP Measure Description
(4)
As an externally managed company, we do not maintain an incentive compensation program that enables us to disclose a “company-selected measure” within the meaning of the SEC rules. However, we have chosen to disclose information regarding Distributable Earnings (Loss), which we believe is the most important financial performance measure in evaluating our NEOs’ compensation as compared to company performance.

Distributable Earnings (Loss) is a
non-GAAP
measure used to evaluate our performance excluding the effects of certain transactions, non-cash
items and GAAP adjustments, as determined by our Manager. Distributable Earnings (Loss) is a
non-GAAP
measure, which we define as net income (loss) in accordance with GAAP, excluding
(i) non-cash
stock-based compensation expense, (ii) real estate depreciation and amortization, (iii) any unrealized gains or losses from mark-to-market
valuation changes (other than permanent impairments) that are included in net income (loss) for the applicable period,
(iv) one-time
events pursuant to changes in GAAP and (v) certain
non-cash
items, which in the judgment of our Manager, should not be included in Distributable Earnings (Loss). Pursuant to the Management Agreement, we use Core Earnings, which is substantially the same as Distributable Earnings (Loss) excluding incentive fees, to determine the incentive fees we pay our Manager.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income;
Measure:: 3
Pay vs Performance Disclosure
Name	TSR.
PEO | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,354,032)
PEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,045,616
PEO | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,188,577
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	471,001
PEO | Fair Value from prior Yearend to current Yearend of Awards Granted Prior to year that were Outstanding and Unvested as of Yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(550,413)
PEO | Fair Value from Prior Yearend to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(858,747)
PEO | Fair Value of Awards Granted Prior to year that were Forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(700,532)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	844,978
Non-PEO NEO | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,473
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,306
Non-PEO NEO | Fair Value from prior Yearend to current Yearend of Awards Granted Prior to year that were Outstanding and Unvested as of Yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,338)
Non-PEO NEO | Fair Value from Prior Yearend to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,855)
Non-PEO NEO | Fair Value of Awards Granted Prior to year that were Forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (29,420)